CAPITAL STOCK (Details) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
		Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Class of Stock [Line Items]
Balance		$ (50,439)	$ (774,626)		$ (710,982)	$ 471,822	$ (183,721)
Stock Issued During Period, Value, New Issues			2,616,062			96,320	1,486,980
Stock Issued During Period, Value, Issued for Services							117,192
Stock Issued During Period, Value, Stock Options Exercised			228,875
Financial Services Costs			(11,609)	[1]		(7,329)	(34,583)
Balance		$ 5,883,905	$ (50,439)		$ (50,439)	$ (774,626)	$ 471,822
Common Stock [Member]
Class of Stock [Line Items]
Balance (in shares)		49,737,096	36,621,885		36,621,885	11,475,000	9,000,000	[2]
Balance		$ 49,737	$ 36,622		$ 36,622	$ 1,569,594	$ 5	[2]
Stock Issued During Period Shares New Issues (in shares)			10,792,335			166,667	2,525,000
Stock Issued During Period, Value, New Issues			$ 10,792			$ 96,320	$ 1,486,980
Stock Issued During Period, Shares, Issued for Services (in shares)	[3]						200,000
Stock Issued During Period, Value, Issued for Services	[3]						$ 117,192
Stock Repurchased And Retired During Period Shares (in shares)	[4]						(250,000)
Stock Repurchased and Retired During Period, Value	[4]						$ 0
Stock Issued During Period Shares Stock Options Exercised (in shares)	[5]		1,310,734
Stock Issued During Period, Value, Stock Options Exercised	[5]		$ 1,311
Balance (in shares)		65,839,500	49,737,096		49,737,096	36,621,885	11,475,000
Balance		$ 65,840	$ 49,737		$ 49,737	$ 36,622	$ 1,569,594
Common Stock [Member] | Debt [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues (in shares)	[6],[7],[8]		321,748
Stock Issued During Period, Value, New Issues	[6],[7],[8]		$ 239,746
Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues (in shares)	[9]						291,667
Stock Issued During Period, Value, New Issues	[9]						$ 170,815
Common Stock [Member] | Private Placement One [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues (in shares)	[10]						895,834
Stock Issued During Period, Value, New Issues	[10]						$ 519,420
Common Stock [Member] | Private Placement Two [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues (in shares)	[11]						437,500
Stock Issued During Period, Value, New Issues	[11]						$ 256,016
Common Stock [Member] | Private Placement Three [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues (in shares)	[12]						383,333
Stock Issued During Period, Value, New Issues	[12]						$ 232,546
Common Stock [Member] | Private Placement Four [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues (in shares)	[13]						516,666
Stock Issued During Period, Value, New Issues	[13]						$ 308,183
Common Stock [Member] | Private Placement Five [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues (in shares)	[14]					166,667
Stock Issued During Period, Value, New Issues	[14]					$ 96,320
Common Stock [Member] | Private Placement Six [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues (in shares)			3,430,756	[1]	3,182,978
Stock Issued During Period, Value, New Issues	[1]		$ 2,616,062

[1]	In April, 2014, the Company completed a private placement issuing 3,182,978 common shares at a price of $0.82 ($0.90 CAD) per share for gross proceeds of $2,616,062 ($2,864,680 CAD). A former director of the Company assisted in securing a significant portion of this financing. As a result the Company issued 247,778 common shares as a finder’s fee to this director. The Company also incurred $11,609 in share issue costs related to the transaction.
[2]	The opening balance consists of 7,750,000 common shares issued to its two founders for a consideration of $2, 1,000,000 commons shares issued to two directors and 250,000 common shares to a consultant for a total of 1,250,000 common shares for consideration of $3.
[3]	In May, 2012, 200,000 common shares valued at $117,192 were issued for settlement of accounts payable relating to services performed in the prior year, which is included in general and administrative expenses for the year ended March 31, 2013.
[4]	In August, 2012, 125,000 common shares each issued to the two founders on March 24, 2011, for a total of 250,000 common shares were cancelled.
[5]	In June 2014, the Company issued 416,667 common shares for the exercise of stock options. The Company received cash of $228,875 ($250,000 CAD). The value of the options, $106,185, was transferred from contributed surplus to share capital on exercise.
[6]	In June, 2014, the Company issued 182,860 common shares on conversion of the convertible secured promissory note (Note 5). The note plus accrued interest totaled $124,523 ($131,659 CAD) and was converted at a 20% discount to the $0.68 ($0.90 CAD) April 2014 private placement.
[7]	In May 2014, the Company issued 105,555 common shares to a director of the Company in exchange for the settlement of $87,638 ($95,000 CAD) of unsecured debt.
[8]	In May 2014, the Company issued 33,333 common shares to the Libermann Family Trust in exchange for the settlement of $27,585 ($30,000 CAD) of unsecured debt.
[9]	In May, 2012, the Company issued through a private placement, 291,667 common shares at a price of $0.59 (0.60 CAD) per share for aggregate gross proceeds of $170,815.
[10]	In June, 2012, the Company issued through a private placement, 895,834 common shares at a price of $0.58 (0.60 CAD) per share for aggregate gross proceeds of $519,420.
[11]	In September, 2012, the Company issued through a private placement, 437,500 common shares at a price of $0.59 (0.60 CAD) per share for aggregate gross proceeds of $256,016.
[12]	In December, 2012, the Company issued through a private placement, 383,333 common shares at a price of $0.61 (0.60 CAD) per share for aggregate gross proceeds of $232,546.
[13]	In March 2013, the Company issued through a private placement, 516,666 common shares at a price of $0.60 (0.60 CAD) per share for aggregate gross proceeds of $308,183. $58,846 of the proceeds were not received as at March 31, 2013 and accordingly are presented as subscriptions receivable on the balance sheet.
[14]	In June, 2013, the Company issued through a private placement, 166,667 common shares at a price of $0.58 ($0.60 CAD) per share for aggregate gross proceeds of $96,320.